Long-Term Debt (Additional Required Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Interest Expense	$ 31,387	$ 8,196	$ 0
Amortization of financing costs	438	109	0
Amortization of premium	506	123	0
2016 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	28,798	31,418	30,051
Amortization of financing costs	778	777	704
Amortization of premium	0	0	0
2019 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	0	18,765	23,145
Amortization of financing costs	0	3,056	610
Amortization of premium	$ 0	$ 1,802	$ 266